Income Tax - Summary of Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023		Dec. 31, 2022
Text Block 1 [Abstract]
Deferred tax liability (asset)	$ 24	$ 44	$ 49		$ 49
Deferred tax liabilities	48	65	65	[1]
Deferred tax assets	$ 24	$ 21	$ 16	[1]

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 4 “Changes in Accounting Policies” for further details.